Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Statement of Comprehensive Income [Abstract]
Deferred income tax expense (benefit), Unrealized gain (loss) on securities available for sale arising during the period	$ 866	$ (4,336)	$ (175)	$ (3,802)	$ 3,235	$ (13,886)	$ 5,401
Deferred income tax expense, Net gain on securities transferred from available for sale held to maturity	0	0	0	0	(404)
Income tax expense, Realized gain on securities available for sale	(3)	(93)	(3)	(93)	(622)	(4,277)	(22)
Deferred income tax expense (benefit), Fair value adjustments on derivatives	(2,551)	1,059	(1,362)	(96)	(2,699)	1,269
Deferred tax expense (benefit), Benefit plans	$ 8	$ 4	$ (132)	$ 337	$ 346	$ (443)	$ 132